Equity (Details) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands, $ in Thousands						1 Months Ended
	Feb. 12, 2019 ILS (₪) shares	Feb. 12, 2019 ILS (₪) $ / shares	Sep. 07, 2017 ILS (₪) shares	Sep. 07, 2017 USD ($) $ / shares shares	Apr. 04, 2016 shares	Jan. 31, 2018 ILS (₪) shares	Jan. 31, 2018 USD ($) $ / shares shares	Jul. 28, 2016 ILS (₪) ₪ / shares shares	Jul. 28, 2016 ILS (₪) $ / shares	May 16, 2016 shares	Feb. 29, 2016 ILS (₪) ₪ / shares shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares
Equity (Details) [Line Items]
Treasury shares												2,641,693	2,641,693	2,641,693
Private placement of shares and warrants (in New Shekels) | ₪											₪ 8,000
Issued ordinary shares											5,783,437
Unlisted warrants exercisable											1,927,801
Warrants exercisable term											12 months
Warrant exercise price | ₪ / shares											₪ 2.1
Private placement allotted shares										287,769
Unlisted warrants											95,923
Inintial public offiering of ADS shares								1,292,308
Warrants to purchase ADSs								969,231
Combined price to public (in Dollars per share) | $ / shares									$ 6.50
Gross proceeds (in New Shekels) | ₪								₪ 32,107
Issuance costs (in New Shekels) | ₪								25,820
Amount of consideration related to ADSs (in New Shekels) | ₪								23,269
Fair value of the warrants (in New Shekels) | ₪						₪ 2,113		3,173	$ 3,173
Issuance cost of warrants have been recognized as finance expenses (in New Shekels) | ₪								₪ 622
Warrants exercisable, description								Each Listed Warrant is exercisable into one ADS, for a period of five years at an exercise price of US$7.50 per warrant.
Over-allotment Option [Member]
Equity (Details) [Line Items]
Warrants to purchase ADSs								145,385
Warrants exercisable, description								ADSs at a price of US$6.038 per ADS and/or additional Listed Warrants to purchase 145,385 ADSs, on the same terms as the warrants issued to the public, at a price of US$0.007 per warrant.
Option to purchase ADSs shares								193,846
Issuance of listed warrants								65,890
Underwriters [Member]
Equity (Details) [Line Items]
Warrant exercise price | (per share)		$ 1.5						₪ 8.80
Warrants to purchase ADSs	109,642				61,487			77,538
Warrants exercisable, description	five years							four years
Accredited Investors [Member]
Equity (Details) [Line Items]
Warrant exercise price | $ / shares				$ 10.125
Warrants to purchase ADSs			265,568	265,568
Gross proceeds (in New Shekels) | ₪			₪ 15,214
Issuance costs (in New Shekels) | ₪			13,970
Amount of consideration related to ADSs (in New Shekels) | ₪			11,695
Fair value of the warrants (in New Shekels) | ₪			2,481
Issuance cost of warrants have been recognized as finance expenses (in New Shekels) | ₪			₪ 204
Warrants exercisable, description			The investor warrants were exercisable for one year from issuance and had an exercise price of $12.07 per ADS, subject to adjustment as set forth therein.	The investor warrants were exercisable for one year from issuance and had an exercise price of $12.07 per ADS, subject to adjustment as set forth therein.
Aggregate of ADSs			531,136	531,136
Aggregate of unregistered warrants			265,568	265,568
Registered direct offering per ADS (in Dollars per share) | $ / shares				$ 8.10
Placement agent fees and expenses (in Dollars) | $				$ 140
Issued unregistered placement agent warrants to purchase ADSs			7,492	7,492
Institutional Investors [Member]
Equity (Details) [Line Items]
Warrant exercise price | $ / shares							$ 10.31
Warrants to purchase ADSs	650,070					266,667	266,667
Gross proceeds (in New Shekels) | ₪	₪ 25,422					₪ 13,620
Issuance costs (in New Shekels) | ₪	20,796					11,865
Amount of consideration related to ADSs (in New Shekels) | ₪	13,505					10,024
Fair value of the warrants (in New Shekels) | ₪	₪ 8,999	$ 8,999
Issuance cost of warrants have been recognized as finance expenses (in New Shekels) | ₪						₪ 272
Warrants exercisable, description						The investor warrants may be exercised for one year from issuance and have an exercise price of $12.00 per ADS, subject to adjustment as set forth therein.	The investor warrants may be exercised for one year from issuance and have an exercise price of $12.00 per ADS, subject to adjustment as set forth therein.
Option to purchase ADSs shares	350,000
Aggregate of ADSs						484,848	484,848
Aggregate of unregistered warrants						266,667	266,667
Registered direct offering per ADS (in Dollars per share) | $ / shares							$ 8.25
Placement agent fees and expenses (in Dollars) | $							$ 323
Issued unregistered placement agent warrants to purchase ADSs						24,242	24,242
Share-based awards granted (in New Shekels) | ₪	₪ 4,626					₪ 1,755
Description of sale of stock units	the Company sold to certain institutional investors an aggregate of 1,889,000 units, each consisting of (i) one ADS, and (ii) one warrant to purchase one ADS, at a public offering price of $1.50 per unit, and (b) 2,444,650 pre-funded units, each consisting of (i) one prefunded warrant to purchase one ADS, and (ii) one warrant, at a public offering price of $1.49 per Pre-funded unit. In connection with the offering, the company granted the underwriters a 45-day option to purchase up to an additional 650,070 ADSs and/or 650,070 warrants to purchase up to an additional 650,070 ADSs.
Issued ADSs upon exercise of pre-funded warrants	2,444,650